Consolidated Balance Sheets (Parenthetical) - shares	Feb. 28, 2018	Feb. 28, 2017
Statement of Financial Position [Abstract]
Common outstanding (in shares)	536,733,733	530,497,193
Common issued (in shares)	536,733,733	530,497,193